Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

215-988-2700

215-988-2757 (Fax)

www.drinkerbiddle.com

October 6, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Burnham Investors Trust (the “Trust)/Preliminary Proxy Materials and Preliminary Information Statement SEC File Nos. 811-00994 and 002-17226

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the "Proxy Materials"). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Trust being held (1) to approve a new investment advisory agreement between the Trust and Burnham Asset Management Corp. (“BAM”), (2) to approve a new sub-advisory agreement between the Trust, on behalf of the Burnham Financial Services Fund, BAM and Mendon Capital Advisors Corp. and (3) to transact such other business as may properly come before the meeting or any adjournment thereof.

Also, please find the Trust’s Preliminary Information Statement (the “Information Statement”), which is attached to the Proxy Statement as Exhibit D. The Information Statement is being filed in connection with a new sub-advisory agreement among the Trust, on behalf of the Burnham Financial Long/Short Fund, BAM and Mendon Capital Advisors Corp. This Information Statement is being filed pursuant to the terms of an exemptive order that the Trust and the Fund’s investment adviser, Burnham Asset Management Corp., have received from the Securities and Exchange Commission.

The Trust intends to mail this Information Statement to shareholders of the Fund on or about October __, 2014. Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2699.

Sincerely,

/s/ Nancy P. O’Hara

Nancy P. O’Hara